UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08795

40|86 Strategic Income Fund
(Exact name of registrant as specified in charter)

11825 N. Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

Jeffrey M. Stautz
11825 N. Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-817-4086

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

40|86 Strategic Income Fund

Schedule of Investments (Unaudited)
March, 31 2006

SHARES OR PRINCIPAL AMOUNT			VALUE

CORPORATE BONDS (138.2%)

Aerospace / Defense Equipment (0.7%)
	$ 475,000	Alliant Techsystems, Inc., 6.750%, 04/01/2016	$ 482,125
Amusement and Recreation Services (5.4%)
	500,000	Boyd Gaming Corp., 7.125%, 02/01/2016	509,375
	750,000	MGM Mirage, Inc. 6.625%, 07/15/2015	741,563
	500,000	MGM Mirage, Inc., 6.875%, 04/01/2016, Cost - $500,000; Acquired - 03/22/2006 (a)	498,125
	425,000	Movie Gallery, 11.000%, 05/01/2012	212,500
	1,000,000	Pinnacle Entertainment, 8.250%, 03/15/2012 (d)	1,052,500
	1,075,000	Vail Resorts, Inc., 6.750%, 02/15/2014 (d)	1,066,938
			4,081,001
Apparel and Other Finished Products (3.7%)
	1,500,000	Brown Shoe Company, Inc., 8.750%, 05/01/2012 (d)	1,590,000
	1,155,000	Russell Corp., 9.250%, 05/01/2010 (d)	1,204,088
			2,794,088
Beverages - Wines and Spirits (0.7%)
	500,000	Constellation Brands, Inc., 8.125% 1/15/2012	526,875
Building Services (6.9%)
	585,000	Hexcel Corp., 6.750%, 02/01/2015	582,075
	974,959	Rhodes Homes, 7.580%, 11/11/2010, Cost - $970,084; Acquired 11/10/2005 (a)	979,834
	1,775,000	Universal Hospital Services, Inc., 10.125%, 11/01/2011 (d)	1,850,438
	1,000,000	WCI Communities, Inc., 6.625%, 03/15/2015	890,000
	1,000,000	William Lyon Homes, 7.625%, 12/15/2012 (d)	875,000
			5,177,347
Cable and Other Pay Television Services (10.4%)
	1,640,000	Charter Communications OPT, 8.375%, 04/30/2014, Cost - $1,664,600; Acquired - 11/05/2004 (a)(d)	1,644,100
	725,000	CSC Holding, Inc., 7.250%, 04/15/2012 (a) Cost - $715,937.50; Acquired - 03/23/2006	712,312
	500,000	DirectTV Holdings / Finance, 6.375%, 06/15/2015	496,250
	1,200,000	EchoStar DBS Corp., 6.625%, 10/01/2014 (d)	1,165,500
	1,345,000	Innova S de RL, 9.375%, 09/19/2013 (d)	1,513,125
	1,110,000	Qwest Communications International, 7.250%, 02/15/2011 (d)	1,143,300
	1,080,000	Superior Essex Communications & Essex Group LLC, 9.000%, 04/15/2012 (d)	1,090,800
			7,765,387
Chemicals and Allied Products (8.3%)
	1,000,000	Church & Dwight Co., Inc., 6.000%, 12/15/2012 (d)	988,750
	1,290,000	Elizabeth Arden, Inc., 7.750%, 01/15/2014 (d)	1,328,700
	1,010,000	Del Laboratories, Inc., 8.000%, 02/01/2012 (d)	823,150
	630,000	Hercules, Inc., 6.750%, 10/15/2029 (d)	620,550
	147,000	Huntsman ICI Chemicals, 10.125%, 07/01/2009 (d)	151,410
	825,000	Lyondell Chemical Co., 11.125%, 07/15/2012 (d)	909,562
	585,000	Nalco Co., 8.875%, 11/15/2013 (d)	611,325
	463,000	Rockwood Specialties Group, 10.625%, 05/15/2011 (d)	510,458

40|86 Strategic Income Fund

Schedule of Investments (Unaudited)
March, 31 2006

CORPORATE BONDS (cont'd)

SHARES OR PRINCIPAL AMOUNT			VALUE

Chemicals and Allied Products (cont'd)
	$ 250,000	Westlake Chemicals, 6.625%, 01/15/2016	$ 248,438
			6,192,343
Communication Services (7.3%)
	1,465,000	American Tower Corp., 7.125%, 10/15/2012 (d)	1,530,925
	305,000	Intelsat Bermuda, Ltd., 8.625%, 01/15/2015, Cost - $305,000; Acquired - 01/25/2005 (a)	316,437
	500,000	L-3 Communications Corp., 6.375%, 10/15/2015	495,000
	275,000	Newskies Satellites Unrestricted, 9.125%, 11/01/2012	296,312
	1,018,000	Panamsat Corp., 9.000%, 08/15/2014 (d)	1,076,535
	440,000	Rogers Wireless, Inc., 9.625%, 05/01/2011 (d)	507,650
	520,000	Rogers Wireless, Inc., 7.500%, 03/15/2015	560,300
	620,000	Rural Cellular Corp., 8.250%, 03/15/2012 (d)	647,900
			5,431,059
Containers - Metal / Glass (0.7%)
	500,000	Ball Corp., 6.625%, 03/15/2018	498,750
Electric, Gas and Sanitary Services (4.3%)
	880,000	Allied Waste, 7.250%, 03/15/2015	902,000
	711,985	Midwest Generation LLC, Series B, 8.560%, 01/02/2016 (d)	767,484
	500,000	Mirant North America LLC., 7.375%, 12/31/2013, C ost - $508,750; Aquired - 02/09/2006 (a)	512,500
	1,000,000	NRG Energy, Inc., 7.250%, 02/01/2014	1,018,750
			3,200,734
Electronic, Other Electrical Equipment, except Computers (1.2%)
	357,000	Alamosa Delaware, Inc., 11.000%, 07/31/2010 (d)	398,947
	500,000	Sanmina Corp., 8.125%, 03/01/2016	507,500
			906,447
Fabricated Metal Products, except Machinery and Transportation Equipment (2.3%)
	1,205,000	Novelis, Inc., 7.250%, 02/15/2015, Cost - $1,207,475; Acquired - 01/28/2005 and 06/02/2005 (a)(d)	1,162,825
	605,000	Park-Ohio Industries, Inc., 8.375%, 11/15/2014 (d)	573,238
			1,736,063
Food and Kindred Products (3.2%)
	1,000,000	Alliance One International, Inc., 11.000%, 05/15/2012 (d)	965,000
	1,000,000	Del Monte Corp., 6.750%, 02/15/2015 (d)	980,000
	500,000	Dole Foods Co., 7.250%, 06/15/2010	473,750
			2,418,750
Foreign Goverments (5.6%)
	1,345,000	Federative Republic of Brazil, 10.500%, 07/14/2014	1,677,887
	545,000	Republic of Panama, 7.250%, 03/15/2015	580,425
	725,000	Republic of Philippines, 7.750%, 01/14/2031	734,063
	1,120,000	Republic of Turkey, 7.375%, 02/05/2025	1,166,200
			4,158,575
Funeral Services and Related Items (1.4%)
	1,000,000	Alderwoods Group, Inc., 7.750%, 09/15/2012	1,032,500

40|86 Strategic Income Fund

Schedule of Investments (Unaudited)
March, 31 2006

CORPORATE BONDS (cont'd)

SHARES OR PRINCIPAL AMOUNT			VALUE

General Merchandise Stores (1.1%)
	$ 750,000	Neiman Marcus Group, Inc., 10.375%, 10/15/2015, Cost - $500,000; Acquired - 09/28/2005 (a)	$ 800,625
Health Services (4.6%)
	1,455,000	Davita, Inc., 7.250%, 03/15/2015 (d)	1,469,550
	1,000,000	Res-Care, Inc., 7.750%, 10/15/2013, Cost - $992,610; Acquired - 09/26/2005 (a)(d)	1,010,000
	1,000,000	VWR International, Inc., 8.000%, 04/15/2014	1,002,500
			3,482,050
Hotels, Other Lodging Places (2.8%)
	590,000	Host Marriott LP, 7.125%, 11/01/2013	603,275
	500,000	Las Vegas Sands Corp., 6.375%, 02/15/2015	482,500
	1,000,000	Wynn Las Vegas Corp. LLC, 6.625%, 12/01/2014 (d)	976,250
			2,062,025
Industrial and Commercial Machinery and Computer Equipment (4.0%)
	1,685,000	Case Corp., 7.250%, 01/15/2016 (d)	1,659,725
	473,000	Rexnord Corp., 10.125%, 12/15/2012 (d)	521,483
	800,000	Terex Corp., 7.375%, 01/15/2014 (d)	824,000
			3,005,208
Lumber and Wood Products, except Furniture (1.8%)
	1,400,000	Georgia-Pacific Corp., 7.375%, 12/01/2025 (d)	1,351,000
Measuring Instruments, Photo Goods, Watches (1.4%)
	775,000	DRS Technologies, Inc., 6.875%, 11/01/2013 (d)	778,875
	250,000	DRS Technologies, Inc., 7.625%, 02/01/2018	258,750
			1,037,625
Miscellaneous Manufacturing Industries (1.4%)
	1,000,000	Blount, Inc., 8.875%, 08/01/2012 (d)	1,045,000

Non-Depository Credit Institutions (1.3%)
	1,000,000	General Motors Acceptance Corp., 7.750%, 01/19/2010	975,795
Office Supplies and Forms (0.6%)
	500,000	Acco Brands Corp., 7.625%, 08/15/2015 (d)	477,500
Oil and Gas Extraction (4.3%)
	1,155,000	Chesapeake Energy, 7.500%, 09/15/2013 (d)	1,212,750
	450,000	Chesapeake Energy, 6.625%, 01/15/2016 (d)	451,125
	790,000	El Paso Production Holdings, 7.750%, 06/01/2013 (d)	822,587
	750,000	Whiting Petroleum Corp., 7.000%, 02/01/2014, Cost - $750,000; Acquired - 09/28/2005 (a)	746,250
			3,232,712
Paper and Allied Products (6.6%)
	1,390,000	Boise Cascade, 7.125%, 10/15/2014 (d)	1,344,825
	1,000,000	Buckeye Technologies, Inc., 8.500%, 10/01/2013 (d)	1,012,500
	1,000,000	Graham Packing Co., 8.500%, 10/15/2012 (d)	1,015,000
	1,100,000	Graphic Packaging International, 9.500%, 08/15/2013 (d)	1,034,000
	575,000	Neenah Paper, Inc., 7.375%, 11/15/2014 (d)	543,375
			4,949,700
Personal Services (3.2%)
	1,360,000	Adesa Corp., 7.625%, 06/15/2012 (d)	1,397,400
	1,000,000	Goodman Global Holdings, 7.875%, 12/15/2012, (d)	992,500
			2,389,900
Pharmacy Services (1.3%)
	1,000,000	Omnicare, Inc., 6.875%, 12/15/2015	1,002,500
Pipelines (7.4%)
	900,000	Atlas Pipeline Partners, 8.125%, 12/15/2015, Cost - $914,000; Acquired - 12/15/2005 and 01/04/2006 (a)	942,750
	1,490,000	Dynegy Holdings, Inc., 10.125%, 07/15/2013, Cost-$1,587,946; Acquired- 08/01/2003, 03/11/2004
		and 05/17/2005 (a)(d)	1,708,955
	975,000	Dynegy Holdings, Inc., 8.375%, 05/01/2016, Cost - $ 975,000; Acquired - 03/29/2006 (a)	975,000
	1,120,000	Pacific Energy Partners, 7.125%, 06/15/2014 (d)	1,145,200
	710,000	Targa Resources, Inc., 8.500%, 11/01/2013, Cost - $743,313; Acquired - 02/06/2006 and 02/10/2006 (a)	741,950
			5,513,855
Printing, Publishing and Allied Industries (4.9%)
	835,000	Cenveno Corp., 9.625%, 03/15/2012	902,844
	1,110,000	RH Donnelley Corp., 6.875%, 01/15/2013 (d)	1,043,400
	655,000	Sun Media Corp., 7.625%, 02/15/2013	677,925
	1,055,000	Warner Music Group, 7.375%, 04/15/2014 (d)	1,049,725
			3,673,894
Private Corrections (1.0%)
	750,000	Corrections Corp. of America, 6.250%, 03/15/2013	741,562
Rental Auto / Equipment (1.0%)
	750,000	Hertz Corp., 8.875%, 01/01/2014, Cost - $757,500; Acquired - 12/15/2005 and 01/12/2006 (a)	781,875
Railroad Transportation (2.5%)
	1,665,000	TFM SA de CV, 9.375%, 05/01/2012 (d)	1,839,825
Real Estate Investment Trusts (REITs) (2.6%)
	750,000	Tower 2006-1 F, 7.036%, 02/15/2036, Cost - 750,000; Aquired - 02/13/2006 (a)	758,057
	1,090,000	Senior Housing Properties Trust, 8.625%, 01/15/2012 (d)	1,204,450
			1,962,507
Satellite Telecomunications (0.8%)
	610,000	Intelsat Subsidiary Holdings Co., Ltd., 9.614%, 01/15/2012 (b)	622,962
Stone, Clay, Glass and Concrete Products (3.5%)
	1,475,000	Owens-Brockway Glass, 8.250%, 05/15/2013 (d)	1,548,750
	1,005,000	U.S. Concrete, Inc., 8.375%, 04/01/2014 (d)	1,040,175
			2,588,925
Special Purpose Entity (2.0%)
	500,000	C&M Financial, Ltd., 8.100%, 02/01/2016, Cost - $500,000; Acquired - 01/23/2006 (a)	501,181
	1,000,000	Riddell Bell Holdings, 8.375%, 10/01/2012 (d)	1,012,500
			1,513,681

40|86 Strategic Income Fund

Schedule of Investments (Unaudited)
March, 31 2006

CORPORATE BONDS (cont'd)

SHARES OR PRINCIPAL AMOUNT			VALUE

Telephone Communications (3.9%)
	$ 741,200	AirGate PCS, Inc., 9.375%, 09/01/2009, Cost - $711,552; Acquired 02/26/2004 (a)(d)	$ 781,039
	1,300,000	Cincinnati Bell, Inc., 8.375%, 01/15/2014 (d)	1,327,625
	800,000	Hawaiian Telecom, 9.750%, 05/01/2013, Cost - $807,000; Acquired - 04/27/2005, 05/05/2005 and 05/17/2005 (a)	808,000
			2,916,664
Television Broadcasting Stations (3.0%)
	500,000	LIN Television Corp., 6.500%, 05/15/2013	472,500
	500,000	LIN Television Corp., W/I., 6.500%, 05/15/2013	472,500
	1,235,000	Sinclair Broadcasting Group, 8.000%, 03/15/2012 (d)	1,265,875
			2,210,875
Transportation Equipment (3.8%)
	835,000	Tenneco Automotive, Inc., 8.625%, 11/15/2014	839,175
	1,280,000	TRW Automotive, Inc., 9.375%, 02/15/2013	1,390,400
	645,000	United Components, Inc., 9.375%, 06/15/2013	625,650
			2,855,225
Vitamins, Nutritionals and Other Health-Related Products (2.1%)
	630,000	Jean Coutu Group, 7.625%, 08/01/2012 (d)	615,825
	1,000,000	NBTY, Inc., 7.125%, 10/01/2015, Cost - $991,170; Acquired - 09/16/2005 (a)	950,000
			1,565,825
Wholesale Trade - Durable Goods (1.3%)
	1,000,000	Vedanta Resources, 6.625%, 02/22/2010, Cost - $997,390; Acquired - 12/10/2004 (a)(d)	976,253
Wholesale Trade - Non-Durable Goods (1.4%)
	1,055,000	FastenTech, Inc., 11.500%, 05/01/2011 (d)	1,060,275
		Total Corporate Bonds (cost $102,506,655)	103,536,012

COMMON STOCK (0.2%)
Chemical Products (0.2%)
	7,104	Huntsman Corp. (c)	137,105
		Total Common Stock (cost $49,399)	137,105

PREFERRED STOCK (0.4%)
Apparel and Other Finished Products (0.4%)
	12,598	Tommy Hilfiger USA, Inc., 9.000%, 12/01/2031	317,470
		Total Preferred Stock (cost $318,348)	317,470

SHORT-TERM INVESTMENTS (0.7%)
	505,372	Temporary Investment Fund, Inc., 1.185%	505,372
		Total Short-Term Investments (cost $505,372)	505,372

		Total Investments (cost $103,379,774) (139.8%) (f)	104,495,959
		Liabilities in excess of other assets (39.8% )	(29,585,475)
		Total Net Assets (100.0%)	$74,910,484

__________

(a)	Restricted under Rule 144A of the Securities Act of 1933.
(b)	Variable rate bond- coupon rate changes semi-annually.
(c)	Non-income producing security.	.
(d)	All or a portion of these securities were included in a pledge account.
(e)	Security valued at fair value as determined under supervision of the Board of Trustees.
(f)	At December 31, 2005, the aggregate cost for Federal income tax purposes was $ 104,113,568
The aggregate gross unrealized appreciation (depreciation) for Federal income tax purposes was as follows:
	Excess of market value over tax cost	$ 2,241,890
	Excess of tax cost over market value	(2,912,339)
$ (670,449)

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 40|86 Strategic Income Fund

By (Signature and Title)* /s/ Audrey L. Kurzawa
 Audrey L. Kurzawa, President
 (principal executive officer)

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Audrey L. Kurzawa
 Audrey L. Kurzawa, President
 (principal executive officer)

Date May 30, 2006

By (Signature and Title)* /s/ Daniel J. Murphy
 Daniel J. Murphy, Treasurer
 (principal financial officer)

Date May 30, 2006